Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (15,602,411)	$ (15,988,020)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense	1,737,825	1,795,427
Amortization expense	1,470,000	1,470,000
Amortization of debt discount	56,868	5,019,883
Change in fair value of derivative liability		(811,000)
Change in fair value of warrant liability	(331,000)	(3,568,000)
Change in fair value of restructured notes payable	5,162,366	2,842,132
Extension fee	125,000	575,100
Financing costs	136,750
Gain on extinguishment of debt		(2,383,088)
Gain on sale of machinery and equipment	(91,717)
Shares issued for services	613,900	99,124
Amortization of operating lease right-of-use assets	38,865	78,510
Gain on termination of lease	(32,375)
Issuance of Series G Preferred Stock for services	200,000
Loss due to fire		869,379
Changes in operating assets and liabilities:
Accounts receivable	(10,125)	(2,940)
Inventory	(42,785)	43,445
Prepaid expenses	116,943	1,224,953
Deferred offering costs	1,336,263	(1,336,263)
Accounts payable	(14,074)	712,169
Other accrued expenses	428,838	1,107,543
Accrued expenses - related parties	715,801	200,306
Accrued interest	91,682	2,249,932
Accrued interest - related parties	35,051	16,022
Operating lease liabilities	(16,804)	(73,260)
Cash used in operating activities	(3,875,139)	(5,858,646)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for fixed assets	(42,510)	(2,548,447)
Cash received for sale of machinery and equipment	164,000	700,000
Cash provided by (used in) investing activities	121,490	(1,848,447)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments of notes payable		(96,000)
Payments on notes payable, related party		(5,000)
Repayment of short-term promissory note and lines of credit		(227)
Proceeds from sale of stock	3,168,708	3,075,745
Proceeds from promissory note		1,465,000
Proceeds from promissory note, related parties	140,000	250,000
Proceeds from convertible debentures, receipt from escrow		1,500,000
Escrow account in relation to the proceeds from promissory notes
Proceeds from sale of Series E Preferred Shares	150,000
Proceeds from sale of Series G Preferred Shares	194,000
Cash provided by financing activities	3,652,708	6,189,518
NET CHANGE IN CASH	(100,941)	(1,517,575)
CASH AT BEGINNING OF YEAR	216,465	1,734,040
CASH AT END OF YEAR	115,524	216,465
INTEREST PAID	17,758	7,472
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Construction in process transferred to fixed assets	25,130	1,061,971
Shares issued upon conversion of Preferred stock	477,175	1,668,000
Shares issued upon exchange of Partitioned Note	460,000
Dividends on Series E Preferred stock	238,728
Dividends in kind issued	516,000
Shares issued/to be issued, for legal settlement	$ 272,743